Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax
Schedule of gross movement on the deferred income tax account

Amounts in US$ ‘000	2024	2023
Deferred income tax as of January 1	(48,143)	(51,180)
Currency translation differences	(519)	107
Income tax expense relating to cash flow hedges recognized in OCI	932	(1,369)
Income statement benefit (charge)	(37,752)	4,299
Deferred income tax as of December 31	(85,482)	(48,143)

Schedule of breakdown and movement of deferred tax assets and liabilities

	At the		Currency
	beginning	Charged to	translation		At the end
Amounts in US$ ‘000	of year	net profit	differences	Reclassification	of year
Deferred income tax assets
Difference in depreciation rates and other	13,006	(14,851)	117	—	(1,728)
Tax losses	2,914	782	(636)	—	3,060
Total 2024	15,920	(14,069)	(519)	—	1,332
Total 2023	18,943	(2,574)	107	(556)	15,920

			Income tax expense
	At the beginning	Charged to	relating to		At the end
Amounts in US$ ‘000	of year	net profit	cash flow hedges	Reclassification	of year
Deferred income tax liabilities
Difference in depreciation rates and other	(64,063)	(23,683)	932	—	(86,814)
Total 2024	(64,063)	(23,683)	932	—	(86,814)
Total 2023	(70,123)	6,873	(1,369)	556	(64,063)